ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2013
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

9. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	December 31,
	2012	2013
Accrued payroll and welfare	$2,526,701	$2,588,312
Accrued professional fees	700,000	624,825
Other tax payable	1,830,815	1,378,963
Interest payable	612,968	305,087
Government subsidy	882,640	908,496
Others	1,064,331	1,655,938
Total	$7,617,455	$7,461,621